State Street Nuveen Municipal Bond ESG ETF Expense Example - State Street Nuveen Municipal Bond ESG ETF - State Street Nuveen Municipal Bond ESG ETF	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 44
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	$ 542